Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Shares	Value
COMMON STOCKS† - 9.6%
Consumer, Non-cyclical - 2.8%
Medtronic plc	50,000	$4,824,000
Merck & Company, Inc.	56,500	4,533,560
AbbVie, Inc.	35,000	3,321,850
Coca-Cola Co.	50,000	2,362,000
Total Consumer, Non-cyclical		15,041,410
Industrial - 1.9%
Honeywell International, Inc.	25,000	3,734,250
Union Pacific Corp.	20,000	3,467,000
Caterpillar, Inc.	25,000	3,322,000
Total Industrial		10,523,250
Financial - 1.7%
Gaming and Leisure Properties, Inc. REIT	75,000	2,715,750
PNC Financial Services Group, Inc.	25,000	2,666,750
Visa, Inc. — Class A	10,000	1,904,000
Lamar Advertising Co. — Class A REIT	25,000	1,643,250
Total Financial		8,929,750
Consumer, Cyclical - 1.4%
Walmart, Inc.	35,000	4,529,000
AutoZone, Inc.*	2,500	3,018,550
Total Consumer, Cyclical		7,547,550
Energy - 0.7%
Valero Energy Corp.	70,000	3,936,100
Technology - 0.6%
ON Semiconductor Corp.*	150,000	3,090,000
Communications - 0.5%
AT&T, Inc.	100,000	2,958,000
Total Common Stocks
(Cost $50,780,667)		52,026,060
CONVERTIBLE PREFERRED STOCKS† - 19.1%
Consumer, Non-cyclical - 4.6%
Becton Dickinson and Co.	133,926	8,075,738
6.00% due 06/01/23[1]
Boston Scientific Corp.
5.50% due 06/01/23[1]	57,442	6,450,162
Elanco Animal Health, Inc.
5.00% due 02/01/23[1]
Danaher Corp.	139,720	5,520,337
5.00% due 04/15/23[1]	2,573	3,152,028
Avantor, Inc.
6.25% due 05/15/22	12,241	882,943
Bunge Ltd.
4.88%[1]	7,646	722,471
Total Consumer, Non-cyclical		24,803,679
Financial - 3.4%
Wells Fargo & Co.
7.50%[1]	6,000	8,116,741
Bank of America Corp.
7.25%[1]	5,295	7,937,258
Assurant, Inc.
6.50% due 03/15/21[1]	12,990	1,404,089
QTS Realty Trust, Inc.
6.50%[1]	7,844	1,260,609
Total Financial		18,718,697
Technology - 3.3%
Broadcom, Inc.
8.00% due 09/30/22[1]	9,650	11,009,782
Change Healthcare, Inc.
6.00% due 06/30/22[1]	147,857	6,659,479
Total Technology		17,669,261
Industrial - 2.4%
Stanley Black & Decker, Inc.
5.00%[1]	3,125	3,703,125
5.25% due 11/15/22[1]	34,712	3,313,608
Colfax Corp.
5.75% due 01/15/22[1]	25,000	3,145,000
II-VI, Inc.
6.00% due 07/01/23*,1	6,853	1,548,976
Energizer Holdings, Inc.
7.50% due 01/15/22[1]	12,842	1,290,621
Total Industrial		13,001,330
Utilities - 2.4%
NextEra Energy, Inc.
5.28% due 03/01/23[1]	148,723	7,204,142
PG&E Corp.
5.50% due 08/16/23[1]	29,826	2,997,513
Southern Co.
6.75% due 08/01/22[1]	19,892	917,419
Dominion Energy, Inc.
7.25% due 06/01/22[1]	8,620	897,170
American Electric Power Company, Inc.
6.13% due 03/15/22[1]	14,997	773,845
Total Utilities		12,790,089
Basic Materials - 1.3%
International Flavors & Fragrances, Inc.
6.00% due 09/15/21[1]	93,088	4,259,707
ArcelorMittal S.A.
5.50% due 05/18/23[1]	100,000	2,830,000
Total Basic Materials		7,089,707
Consumer, Cyclical - 1.1%
Aptiv plc
5.50% due 06/15/23[1]	59,519	6,082,842
Communications - 0.6%	–	–
2020 Cash Mandatory Exchangeable Trust
5.25% due 06/01/23*,1,3	3,070	3,198,909
Total Convertible Preferred Stocks
(Cost $97,961,605)		103,354,514
EXCHANGE-TRADED FUNDS† - 0.2%
ProShares UltraPro Short QQQ*	200,000	1,186,000
Total Exchange-Traded Funds
(Cost $1,383,600)		1,186,000
MONEY MARKET FUND† - 3.8%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.04%1,[2]	20,363,428	20,363,428
Total Money Market Fund
(Cost $20,363,428)		20,363,428

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.3%
Technology - 19.1%
Splunk, Inc.
1.13% due 06/15/27[1,3]	8,212,000	9,335,355
Rapid7, Inc.
2.25% due 05/01/25[1,3]	5,377,000	6,603,494
1.25% due 08/01/23	580,000	886,675
Microchip Technology, Inc.
1.63% due 02/15/27[1]	4,059,000	5,931,417
Silicon Laboratories, Inc.
0.63% due 06/15/25[1,3]	4,691,000	5,165,612
LivePerson, Inc.
0.75% due 03/01/24[1]	3,788,000	4,828,512
Talend S.A.
1.75% due 09/01/24[3]	EUR 3,580,000	4,114,350
Synaptics, Inc.
0.50% due 06/15/22[1]	3,292,000	4,101,078
New Relic, Inc.
0.50% due 05/01/23[1]	4,000,000	3,995,076
Akamai Technologies, Inc.
0.13% due 05/01/25[1]	1,666,000	2,169,873
0.38% due 09/01/27[1,3]	1,321,000	1,518,338
Workday, Inc.
0.25% due 10/01/22[1]	2,707,000	3,653,457
ON Semiconductor Corp.
1.63% due 10/15/23[1]	2,886,000	3,614,170
MongoDB, Inc.
0.25% due 01/15/26[1,3]	2,695,000	3,502,056
STMicroelectronics N.V.
due 08/04/27[4]	1,200,000	1,237,740
due 08/04/25[4]	1,000,000	1,062,050
due 07/03/22[1,4]	600,000	818,763
Workiva, Inc.
1.13% due 08/15/26[1,3]	3,000,000	2,957,426
Lumentum Holdings, Inc.
0.50% due 12/15/26[1,3]	2,508,000	2,935,392
Western Digital Corp.
1.50% due 02/01/24[1]	3,000,000	2,913,158
RingCentral, Inc.
due 03/01/25[1,3,4]	2,374,000	2,612,731
Pegasystems, Inc.
0.75% due 03/01/25[1,3]	2,000,000	2,248,091
Zscaler, Inc.
0.13% due 07/01/25[1,3]	1,853,000	2,111,715
Slack Technologies, Inc.
0.50% due 04/15/25[1,3]	1,649,000	2,027,826
Insight Enterprises, Inc.
0.75% due 02/15/25[1,3]	1,917,000	1,856,203
Cloudflare, Inc.
0.75% due 05/15/25[1,3]	1,197,000	1,603,232
Lenovo Group Ltd.
3.38% due 01/24/24[1]	1,550,000	1,594,567
RealPage, Inc.
1.50% due 05/15/25[1]	1,432,000	1,547,422
Coupa Software, Inc.
0.38% due 06/15/26[1,3]	1,211,000	1,518,384
Atos SE
due 11/06/24[1,4]	EUR 1,000,000	1,495,567
Verint Systems, Inc.
1.50% due 06/01/21[1]	1,382,000	1,389,824
Nuance Communications, Inc.
1.25% due 04/01/25[1]	862,000	1,294,839
Alteryx, Inc.
1.00% due 08/01/26[1,3]	900,000	1,104,836
Datadog, Inc.
0.13% due 06/15/25[1,3]	858,000	1,087,443

CSG Systems International, Inc.
4.25% due 03/15/36[1]	999,000	1,048,882
Innolux Corp.
due 01/22/25[1,4]	1,000,000	982,500
Cerence, Inc.
3.00% due 06/01/25[1,3]	742,000	965,575
J2 Global, Inc.
3.25% due 06/15/29[1]	510,000	534,558
1.75% due 11/01/26[1,3]	550,000	420,091
Twilio, Inc.
0.25% due 06/01/23[1]	229,000	895,616
Envestnet, Inc.
1.75% due 06/01/23[1]	661,000	879,347
ServiceNow, Inc.
due 06/01/22[1,4]	256,000	834,729
Tabula Rasa HealthCare, Inc.
1.75% due 02/15/26[1,3]	796,000	833,769
Teradyne, Inc.
1.25% due 12/15/23[1]	291,000	824,912
Health Catalyst, Inc.
2.50% due 04/15/25[1,3]	300,000	403,125
Total Technology		103,459,776
Communications - 15.9%
Liberty Media Corp.
2.75% due 12/01/49[1,3]	6,927,000	6,643,858
1.38% due 10/15/23	3,313,000	3,618,241
2.25% due 12/01/48[1,3]	3,214,000	3,353,367
Palo Alto Networks, Inc.
0.38% due 06/01/25[1,3]	5,698,000	6,194,127
0.75% due 07/01/23[1]	4,086,000	4,723,831
Booking Holdings, Inc.
0.75% due 05/01/25[1,3]	8,207,000	10,369,544
Viavi Solutions, Inc.
1.00% due 03/01/24[1]	3,386,000	4,160,479
1.75% due 06/01/23[1]	3,000,000	3,592,270
DISH Network Corp.
3.38% due 08/15/26[1]	3,610,000	3,332,499
2.38% due 03/15/24[1]	1,998,000	1,838,904
PagerDuty, Inc.
1.25% due 07/01/25[1,3]	4,763,000	4,980,197
Proofpoint, Inc.
0.25% due 08/15/24[1,3]	4,559,000	4,693,151
JOYY, Inc.
1.38% due 06/15/26	3,000,000	3,200,625
0.75% due 06/15/25[1]	674,000	713,176
Snap, Inc.
0.75% due 08/01/26[1,3]	2,976,000	3,742,320
Lyft, Inc.
1.50% due 05/15/25[1,3]	3,000,000	3,223,548
Match Group Financeco 2, Inc.
0.88% due 06/15/26[3]	2,185,000	3,012,308
Zillow Group, Inc.
2.75% due 05/15/25[1]	1,214,000	1,598,393
1.50% due 07/01/23[1]	1,048,000	1,202,796
Okta, Inc.
0.38% due 06/15/26[1,3]	1,581,000	1,858,973
Zendesk, Inc.
0.63% due 06/15/25[1,3]	1,553,000	1,757,849

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.3% (continued)
Communications - 15.9% (continued)
Etsy, Inc.
0.13% due 10/01/26[1,3]	958,000	$1,456,661
Yandex N.V.
0.75% due 03/03/25	1,200,000	1,390,990
Bharti Airtel Ltd.
1.50% due 02/17/25	1,050,000	1,195,362
Delivery Hero SE
0.88% due 07/15/25[1]	EUR 900,000	1,071,753
RealReal, Inc.
3.00% due 06/15/25[3]	989,000	1,053,211
GCI Liberty, Inc.
1.75% due 09/30/46[1,3]	565,000	895,219
Twitter, Inc.
0.25% due 06/15/24[1]	768,000	796,800
InterDigital, Inc.
2.00% due 06/01/24[1]	409,000	422,786
Total Communications		86,093,238
Consumer, Cyclical - 13.9%
Royal Caribbean Cruises Ltd.
4.25% due 06/15/23[1,3]	11,085,000	10,567,934
Southwest Airlines Co.
1.25% due 05/01/25[1]	7,707,000	8,972,127
Tesla, Inc.
1.25% due 03/01/21[1]	956,000	3,803,088
2.00% due 05/15/24[1]	673,000	3,111,817
Burlington Stores, Inc.
2.25% due 04/15/25[1,3]	5,843,000	6,567,574
Bloomin’ Brands, Inc.
5.00% due 05/01/25[1,3]	4,479,000	5,618,346
NCL Corporation Ltd.
5.38% due 08/01/25[1,3]	4,983,000	4,659,045
6.00% due 05/15/24[1,3]	590,000	695,775
National Vision Holdings, Inc.
2.50% due 05/15/25[1,3]	3,580,000	4,491,924
Penn National Gaming, Inc.
2.75% due 05/15/26[1]	2,500,000	4,139,062
Live Nation Entertainment, Inc.
2.00% due 02/15/25[1,3]	4,000,000	3,498,404
Dufry One BV
1.00% due 05/04/23[1]	CHF 3,000,000	3,207,221
American Airlines Group, Inc.
6.50% due 07/01/25[1]	3,000,000	2,491,585
Marriott Vacations Worldwide Corp.
1.50% due 09/15/22[1]	2,092,000	1,992,630
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 1,500,000	1,686,641
Dick’s Sporting Goods, Inc.
3.25% due 04/15/25[1,3]	884,000	1,334,566
Air Canada
4.00% due 07/01/25[1,3]	1,195,000	1,254,750
Zhongsheng Group Holdings Ltd.
due 05/21/25[4]	HKD 7,000,000	1,100,381
Adidas AG
0.05% due 09/12/23[1]	EUR 800,000	1,060,300
Carnival Corp.
5.75% due 04/01/23[1,3]	634,000	921,868
RH
due 09/15/24[1,3,4]	597,000	881,108
Harvest International Co.
due 11/21/22[4]	HKD 6,000,000	822,559
Sony Corp.
due 09/30/22[4]	JPY 45,000,000	688,171
Zalando SE
0.05% due 08/06/25	EUR 500,000	607,094
Huazhu Group Ltd.
3.00% due 05/01/26[1,3]	541,000	569,679
Sabre GLBL, Inc.
4.00% due 04/15/25[1,3]	455,000	557,377
Total Consumer, Cyclical		75,301,026
Consumer, Non-cyclical - 13.3%
Jazz Investments I Ltd.
2.00% due 06/15/26[1,3]	5,654,000	5,848,356
1.50% due 08/15/24[1]	2,200,000	2,083,125
NuVasive, Inc.
1.00% due 06/01/23[1,3]	5,746,000	5,839,372
0.38% due 03/15/25[1,3]	1,271,000	1,189,246
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	5,790,000	6,096,271
Ligand Pharmaceuticals, Inc.
0.75% due 05/15/23[1]	6,000,000	5,514,022
Exact Sciences Corp.
0.38% due 03/15/27[1]	4,427,000	4,887,501
Square, Inc.
0.50% due 05/15/23[1]	1,284,000	2,294,133
0.13% due 03/01/25[1,3]	1,033,000	1,374,125
DexCom, Inc.
0.25% due 11/15/25[1,3]	3,377,000	3,657,713
Ionis Pharmaceuticals, Inc.
0.13% due 12/15/24[1,3]	3,355,000	3,305,972
Insulet Corp.
0.38% due 09/01/26[1,3]	2,860,000	3,302,471
Euronet Worldwide, Inc.
0.75% due 03/15/49[1]	3,000,000	2,917,500
BioMarin Pharmaceutical, Inc.
1.25% due 05/15/27[1,3]	1,822,000	2,122,509
Teladoc Health, Inc.
1.25% due 06/01/27[1,3]	1,573,000	2,026,212
Supernus Pharmaceuticals, Inc.
0.63% due 04/01/23[1]	2,000,000	1,814,198
Illumina, Inc.
0.50% due 06/15/21[1]	1,036,000	1,592,608
LivaNova USA, Inc.
3.00% due 12/15/25[1,3]	1,482,000	1,558,638
Integra LifeSciences Holdings Corp.
0.50% due 08/15/25[1,3]	1,609,000	1,502,342
ORPEA
0.38% due 05/17/27[1]	7,756**	1,337,695
Ocado Group plc
0.75% due 01/18/27[1]	GBP 800,000	1,110,385
CONMED Corp.
2.63% due 02/01/24[1]	899,000	1,025,275

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.3% (continued)
Consumer, Non-cyclical - 13.3% (continued)
Flexion Therapeutics, Inc.
3.38% due 05/01/24[1]	1,169,000	$997,303
Pacira BioSciences, Inc.
0.75% due 08/01/25[1,3]	976,000	996,101
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 700,000	973,570
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1]	393,000	871,379
GN Store Nord A/S
due 05/21/24[1,4]	EUR 700,000	859,569
China Conch Venture
due 09/05/23[4]	HKD 6,000,000	844,071
Neurocrine Biosciences, Inc.
2.25% due 05/15/24	490,000	812,578
Insmed, Inc.
1.75% due 01/15/25[1]	809,000	785,203
Cantel Medical Corp.
3.25% due 05/15/25[3]	492,000	659,401
Biocartis Group S.A.
4.00% due 05/09/24	EUR 900,000	641,315
Korian S.A.
0.88% due 03/06/27	10,020**	619,335
Anthem, Inc.
2.75% due 10/15/42[1]	110,000	419,264
Worldline S.A.
due 07/30/25[1,4]	EUR 2,400	3,518
Total Consumer, Non-cyclical		71,882,276
Industrial - 5.0%
KBR, Inc.
2.50% due 11/01/23[1]	3,713,000	4,202,709
Scorpio Tankers, Inc.
3.00% due 05/15/22	3,437,000	3,070,142
Kaman Corp.
3.25% due 05/01/24	2,500,000	2,424,525
Sika A.G.
0.15% due 06/05/25[1]	CHF 1,520,000	2,027,731
Asia Cement Corp.
due 09/21/23[4]	1,627,000	1,833,557
Chart Industries, Inc.
1.00% due 11/15/24[1,3]	1,273,000	1,694,191
Cellnex Telecom S.A.
1.50% due 01/16/26[1]	EUR 700,000	1,500,148
SMART Global Holdings, Inc.
2.25% due 02/15/26[1,3]	1,421,000	1,322,537
Safran S.A.
due 06/21/23[1,4]	7,672**	1,259,372
MINEBEA MITSUMI, Inc.
due 08/03/22[4]	JPY 120,000,000	1,226,463
Taiwan Cement Corp.
due 12/10/23[4]	900,000	1,204,420
Zhen Ding Technology Holding Ltd.
due 06/30/25[1,4]	1,100,000	1,178,375
OSI Systems, Inc.
1.25% due 09/01/22	1,145,000	1,119,238
Vinci S.A.
0.38% due 02/16/22[1]	1,000,000	1,096,615
Akka Technologies
3.50% due 07/01/69	EUR 1,200,000	808,830
II-VI, Inc.
0.25% due 09/01/22[1]	586,000	746,647
Total Industrial		26,715,500
Financial - 2.8%
AXA S.A.
7.25% due 05/15/21[1,3]	3,735,000	3,576,263
SBI Holdings, Inc.
due 09/14/22[4]	JPY 90,000,000	1,157,265
due 07/25/25[1,4]	JPY 60,000,000	574,696
Smart Insight International Ltd.
4.50% due 12/05/23	HKD 10,000,000	1,482,323
JPMorgan Chase Bank North America
due 09/18/22[1,4]	EUR 1,100,000	1,383,339
Poseidon Finance 1 Ltd.
due 02/01/25[1,4]	1,262,000	1,239,915
IMMOFINANZ AG
1.50% due 01/24/24[1]	EUR 1,000,000	1,155,024
Blackstone Mortgage Trust, Inc.
4.75% due 03/15/23[1]	1,198,000	1,131,417
Deutsche Wohnen SE
0.33% due 07/26/24[1]	EUR 800,000	1,030,511
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000	865,377
PRA Group, Inc.
3.50% due 06/01/23	756,000	802,078
BofA Finance LLC
0.25% due 05/01/23[1]	738,000	732,212
Total Financial		15,130,420
Energy - 2.5%
Pioneer Natural Resources Co.
0.25% due 05/15/25[1,3]	5,790,000	6,872,730
CNX Resources Corp.
2.25% due 05/01/26[1,3]	4,000,000	4,050,000
RAG-Stiftung
due 06/17/26[1,4]	EUR 800,000	948,081
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 700,000	936,904
Atlantica Sustainable Infrastructure Jersey Ltd.
4.00% due 07/15/25[3]	574,000	589,829
Total Energy		13,397,544
Basic Materials - 1.6%
Allegheny Technologies, Inc.
3.50% due 06/15/25[1,3]	5,911,000	5,545,109
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 1,300,000	1,015,835
SSR Mining, Inc.
2.50% due 04/01/39[1]	562,000	858,688
Outokumpu Oyj
5.00% due 07/09/25	EUR 700,000	798,779

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 75.3% (continued)
Basic Materials - 1.6% (continued)
Symrise AG
0.24% due 06/20/24[1]	EUR 300,000	$456,836
Total Basic Materials		8,675,247
Utilities - 1.2%
NRG Energy, Inc.
2.75% due 06/01/48[1]	2,962,000	3,117,612
CenterPoint Energy, Inc.
4.57% due 09/15/29[1]	41,637**	2,450,337
China Yangtze Power International BVI 1 Ltd.
due 11/09/21[1,4]	975,000	989,342
Total Utilities		6,557,291
Total Convertible Bonds
(Cost $366,737,658)		407,212,318
CORPORATE BONDS†† - 50.0%
Consumer, Cyclical - 11.0%
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	4,000,000	4,080,420
Ford Motor Co.
7.45% due 07/16/31[1]	3,396,000	4,031,646
QVC, Inc.
4.75% due 02/15/27[1]	3,154,000	3,246,649
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,3]	3,220,000	3,063,605
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	1,479,000	1,512,004
5.50% due 04/01/27[1,3]	1,376,000	1,442,826
Hilton Domestic Operating Company, Inc.
4.88% due 01/15/30[1]	2,761,000	2,898,442
Sally Holdings LLC / Sally Capital, Inc.
5.63% due 12/01/25[1]	2,635,000	2,709,109
Scientific Games International, Inc.
7.25% due 11/15/29[1,3]	2,886,000	2,645,567
Dana Financing Luxembourg SARL
6.50% due 06/01/26[1,3]	2,491,000	2,630,807
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	2,561,000	2,530,588
Brinker International, Inc.
5.00% due 10/01/24[1,3]	2,669,000	2,525,261
Michaels Stores, Inc.
8.00% due 07/15/27[1,3]	2,446,000	2,314,821
Macy’s, Inc.
8.38% due 06/15/25[3]	2,207,000	2,308,434
Staples, Inc.
10.75% due 04/15/27[1,3]	3,366,000	2,143,721
Marriott International, Inc.
4.00% due 04/15/28[1]	1,317,000	1,334,270
4.65% due 12/01/28[1]	693,000	726,123
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,3]	2,546,000	2,033,350
Navistar International Corp.
6.63% due 11/01/25[1,3]	1,977,000	2,031,575
Ford Motor Credit Company LLC
3.81% due 01/09/24[1]	1,792,000	1,812,698
Hanesbrands, Inc.
5.38% due 05/15/25[1,3]	1,673,000	1,800,566
Truck Hero, Inc.
8.50% due 04/21/24[1,3]	1,631,000	1,710,340
Tenneco, Inc.
5.00% due 07/15/26[1]	2,128,000	1,432,474
Golden Nugget, Inc.
6.75% due 10/15/24[3]	1,997,000	1,385,419
NCL Corporation Ltd.
3.63% due 12/15/24[3]	1,997,000	1,321,764
American Airlines, Inc.
11.75% due 07/15/25[1,3]	999,000	872,422
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,3]	668,000	718,955
Levi Strauss & Co.
5.00% due 05/01/25[1,3]	693,000	711,188
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[1,3]	460,000	493,062
American Airlines Group, Inc.
3.75% due 03/01/25[3]	1,037,000	462,211
Dana, Inc.
5.63% due 06/15/28[1]	333,000	350,195
Winnebago Industries, Inc.
6.25% due 07/15/28[1,3]	165,000	174,797
Total Consumer, Cyclical		59,455,309
Consumer, Non-cyclical - 9.5%
Encompass Health Corp.
5.75% due 09/15/25[1]	3,309,000	3,436,744
5.75% due 11/01/24[1]	1,170,000	1,184,748
Tenet Healthcare Corp.
6.75% due 06/15/23[1]	4,094,000	4,323,264
Land O’Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,750,000	4,181,250
HCA, Inc.
5.63% due 09/01/28[1]	1,940,000	2,316,893
7.69% due 06/15/25[1]	1,112,000	1,313,433
Magellan Health, Inc.
4.90% due 09/22/24[1]	3,556,000	3,604,522
Bausch Health Companies, Inc.
7.25% due 05/30/29[1,3]	3,008,000	3,313,869
HLF Financing SARL LLC / Herbalife International, Inc.
7.25% due 08/15/26[1,3]	2,776,000	2,919,144
Herbalife Nutrition Ltd. / HLF Financing, Inc.
7.88% due 09/01/25[1,3]	2,635,000	2,868,856
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
7.25% due 02/01/28[1,3]	2,623,000	2,749,232
Horizon Therapeutics USA, Inc.
5.50% due 08/01/27[1,3]	2,511,000	2,733,299
Brink’s Co.
4.63% due 10/15/27[1,3]	2,665,000	2,718,713

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 50.0% (continued)
Consumer, Non-cyclical - 9.5% (continued)
Cardtronics, Inc. / Cardtronics USA, Inc.
5.50% due 05/01/25[1,3]	2,674,000	$2,690,432
Capitol Investment Merger Sub 2 LLC
10.00% due 08/01/24[1,3]	2,278,000	2,362,058
Korn Ferry
4.63% due 12/15/27[1,3]	2,109,000	2,174,379
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[1,3]	2,096,000	2,157,591
ASGN, Inc.
4.63% due 05/15/28[1,3]	1,976,000	2,023,799
Central Garden & Pet Co.
6.13% due 11/15/23[1]	1,419,000	1,464,969
5.13% due 02/01/28[1]	254,000	269,509
LifePoint Health, Inc.
4.38% due 02/15/27[1,3]	748,000	766,259
Land O’ Lakes, Inc.
6.00% due 11/15/22[1,3]	45,000	48,089
Total Consumer, Non-cyclical		51,621,052
Communications - 6.3%
Altice France Holding S.A.
10.50% due 05/15/27[1,3]	3,594,000	4,126,362
VeriSign, Inc.
4.63% due 05/01/23[1]	4,054,000	4,117,567
AMC Networks, Inc.
4.75% due 12/15/22[1]	4,000,000	4,043,900
CSC Holdings LLC
6.50% due 02/01/29[1,3]	3,294,000	3,777,806
CommScope, Inc.
8.25% due 03/01/27[1,3]	1,324,000	1,429,463
7.13% due 07/01/28[1,3]	1,332,000	1,411,880
Photo Holdings Merger Sub, Inc.
8.50% due 10/01/26[1,3]	2,808,000	2,603,634
CenturyLink, Inc.
5.13% due 12/15/26[1,3]	2,342,000	2,455,458
Gray Television, Inc.
5.88% due 07/15/26[1,3]	2,323,000	2,408,068
Meredith Corp.
6.88% due 02/01/26[1]	2,626,000	2,286,786
MDC Partners, Inc.
6.50% due 05/01/24[1,3]	2,283,000	2,166,590
Sirius XM Radio, Inc.
5.50% due 07/01/29[1,3]	1,392,000	1,553,389
Plantronics, Inc.
5.50% due 05/31/23[1,3]	1,496,000	1,418,679
Total Communications		33,799,582
Energy - 5.9%
Occidental Petroleum Corp.
3.40% due 04/15/26[1]	5,342,000	4,847,865
Parkland Corp.
5.88% due 07/15/27[1,3]	3,040,000	3,229,437
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
7.75% due 02/01/28[1]	2,353,000	2,271,468
6.25% due 05/15/26	774,000	728,380
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
6.63% due 07/15/25[1,3]	2,672,000	2,811,452
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
11.00% due 04/15/25[3]	2,628,000	2,549,134
Comstock Resources, Inc.
9.75% due 08/15/26[1]	2,498,000	2,503,446
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[1,3]	2,672,000	2,434,192
WPX Energy, Inc.
4.50% due 01/15/30[1]	2,073,000	1,933,788
5.88% due 06/15/28[1]	333,000	341,541
Indigo Natural Resources LLC
6.88% due 02/15/26[1,3]	2,154,000	2,082,584
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,3]	1,647,000	1,728,321
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	1,263,000	1,146,305
9.25% due 05/15/25[1,3]	334,000	373,714
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	1,565,000	1,519,005
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[3]	1,757,000	1,229,900
Total Energy		31,730,532
Basic Materials - 4.7%
Alcoa Nederland Holding BV
6.75% due 09/30/24[1,3]	4,000,000	4,182,900
5.50% due 12/15/27[1,3]	1,976,000	2,132,203
Commercial Metals Co.
5.75% due 04/15/26[1]	3,019,000	3,156,259
4.88% due 05/15/23[1]	3,000,000	3,145,935
Valvoline, Inc.
4.25% due 02/15/30[3]	2,818,000	2,966,649
New Gold, Inc.
6.38% due 05/15/25[1,3]	2,691,000	2,794,994
First Quantum Minerals Ltd.
7.25% due 04/01/23[1,3]	2,524,000	2,539,081
Compass Minerals International, Inc.
6.75% due 12/01/27[1,3]	2,141,000	2,326,603
FMG Resources August 2006 Pty Ltd.
5.13% due 03/15/23[1,3]	2,000,000	2,116,230
Total Basic Materials		25,360,854
Industrial - 4.6%
Sealed Air Corp.
4.88% due 12/01/22[1,3]	5,000,000	5,255,075
6.88% due 07/15/33[1,3]	2,409,000	2,935,511

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

	Face
	Amount~	Value
CORPORATE BONDS†† - 50.0% (continued)
Industrial - 4.6% (continued)
Trident TPI Holdings, Inc.
9.25% due 08/01/24[1,3]	2,708,000	$2,882,070
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	2,779,000	2,869,026
Covanta Holding Corp.
6.00% due 01/01/27[1]	2,671,000	2,773,994
MasTec, Inc.
4.50% due 08/15/28[3]	2,636,000	2,757,915
EnerSys
4.38% due 12/15/27[1,3]	2,720,000	2,756,516
Clean Harbors, Inc.
4.88% due 07/15/27[1,3]	1,724,000	1,830,543
Watco Companies LLC / Watco Finance Corp.
6.50% due 06/15/27[1,3]	666,000	714,285
Total Industrial		24,774,935
Financial - 3.7%
Iron Mountain, Inc.
5.25% due 07/15/30[1,3]	3,218,000	3,380,912
Credit Acceptance Corp.
6.63% due 03/15/26[1]	2,512,000	2,632,890
Radian Group, Inc.
4.88% due 03/15/27[1]	2,635,000	2,561,391
Advisor Group Holdings, Inc.
10.75% due 08/01/27[1,3]	2,510,000	2,555,017
OneMain Finance Corp.
7.75% due 10/01/21[1]	1,255,000	1,326,880
6.63% due 01/15/28[1]	988,000	1,133,868
GMAC, Inc.
8.00% due 11/01/31[1]	1,764,000	2,444,658
NMI Holdings, Inc.
7.38% due 06/01/25[1,3]	1,654,000	1,800,470
CoreCivic, Inc.
4.63% due 05/01/23[1]	1,512,000	1,475,145
AG Issuer LLC
6.25% due 03/01/28[1,3]	764,000	775,460
Total Financial		20,086,691
Technology - 3.4%
Amkor Technology, Inc.
6.63% due 09/15/27[1,3]	4,671,000	5,148,913
Seagate HDD Cayman
5.75% due 12/01/34[1]	3,272,000	3,677,687
Rackspace Hosting, Inc.
8.63% due 11/15/24[1,3]	2,683,000	2,806,418
Western Digital Corp.
4.75% due 02/15/26[1]	2,519,000	2,739,715
Everi Payments, Inc.
7.50% due 12/15/25[1,3]	2,530,000	2,463,322
Dell, Inc.
7.10% due 04/15/28[1]	1,377,000	1,664,187
Total Technology		18,500,242
Utilities - 0.8%
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	2,230,000	2,448,328
Talen Energy Supply LLC
10.50% due 01/15/26[1,3]	2,143,000	1,666,836
7.63% due 06/01/28[1,3]	333,000	348,610
Total Utilities		4,463,774
Diversified - 0.1%
VistaJet Malta Finance plc / XO Management Holding, Inc.
10.50% due 06/01/24[1,3]	692,000	624,603
Total Corporate Bonds
(Cost $259,364,930)		270,417,574
SENIOR FLOATING RATE INTERESTS††,5 - 0.5%
Consumer, Cyclical - 0.5%
Intrawest Resorts Holdings, Inc.
2.93% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 07/31/24	2,382,068	2,297,206
Total Senior Floating Rate Interests
(Cost $2,379,488)		2,297,206
Total Investments - 158.5%
(Cost $798,971,376)		$856,857,100
Other Assets & Liabilities, net - (58.5)%		(316,142,912)
Total Net Assets - 100.0%		$540,714,188

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at July 31, 2020	Unrealized Depreciation
Bank of New York Mellon	1,281,667	CAD	09/11/20	$956,058	$956,928	$(870)
Bank of New York Mellon	32,966,210	HKD	09/11/20	4,250,284	4,253,644	(3,360)
Bank of New York Mellon	430,197,800	JPY	09/11/20	4,013,310	4,070,925	(57,615)
Bank of New York Mellon	1,824,897	GBP	09/11/20	2,312,726	2,395,740	(83,014)
Bank of New York Mellon	5,612,513	CHF	09/11/20	5,982,285	6,177,128	(194,843)
Bank of New York Mellon	22,087,506	EUR	09/11/20	25,127,663	26,142,701	(1,015,038)
						$(1,354,740)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at July 31, 2020	Unrealized Appreciation
Bank of New York Mellon	1,838,175	EUR	09/11/20	$2,105,820	$2,175,658	$69,838
Bank of New York Mellon	775,000	CHF	09/11/20	827,626	852,965	25,339
Bank of New York Mellon	270,000	GBP	09/11/20	341,299	354,458	13,159
Bank of New York Mellon	38,000,000	JPY	09/11/20	354,156	359,591	5,435
						$113,771

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2020, the total value of securities segregated was $690,218,172.

2	Rate indicated is the 7-day yield as of July 31, 2020.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $380,101,205 (cost $357,099,841), or 70.3% of total net assets.

4	Zero coupon rate security.
5
Variable rate security. Rate indicated is the rate effective at July 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT – Real Estate Investment Trust
SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at July 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$52,026,060	$—	$—	$52,026,060
Convertible Preferred Stocks	103,354,514	—	—	103,354,514
Exchange-Traded Funds	1,186,000	—	—	1,186,000
Money Market Fund	20,363,428	—	—	20,363,428
Convertible Bonds	—	407,212,318	—	407,212,318
Corporate Bonds	—	270,417,574	—	270,417,574
Senior Floating Rate Interests	—	2,297,206	—	2,297,206
Forward Foreign Currency Exchange Contracts*	—	113,771	—	113,771
Total Assets	$176,930,002	$680,040,869	$—	$856,970,871

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$1,354,740	$—	$1,354,740

* This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $156,014,249 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended July 31, 2020.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

Note 1 – Organization and Significant Accounting Policies
Organization
Advent Convertible and Income Fund (the “Fund”), was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities are valued based on prices provided by pricing services or, if not available or if Advent Capital Management, LLC (“Advent” or the “Investment Adviser”) considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term debt securities with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, which approximates market value. Short-term debt securities which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued by pricing services or, if not available or if Advent considers that price to not represent fair value, by dealers using the mid price. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Advent, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasuries, and other information analysis.

Note 2 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge – an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income – the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2020

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At July 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$802,875,831	$67,073,890	$(14,333,590)	$52,740,300

Note 5 – COVID-19
A new respiratory disease spreading from person-to-person and caused by a novel coronavirus was first identified in Wuhan, China in December 2019. The disease has been named coronavirus disease 2019 (“COVID-19”) and has since spread world-wide. The rapid and uncontrolled spread of COVID-19 has significantly overwhelmed existing healthcare infrastructure in many locations and prompted governmental responses and economic shutdowns of unprecedented scale. It is anticipated that the COVID-19 pandemic may result in a significant and prolonged reduction in global economic activity, significant increases in unemployment and financial instability across most of the world, which will exacerbate existing vulnerabilities in local, state and global economies and cause vulnerabilities and acute stresses in areas that were not previously apparent or identifiable. The COVID-19 pandemic could materially disrupt the business of the Investment Adviser and service providers that perform certain critical functions for the Investment Adviser or the Fund, have a material adverse effect on the Investment Adviser’s provision of services to the Fund, and may ultimately cause a partial or complete loss of capital attributable to one or more investments in the Fund.

OTHER INFORMATION (Unaudited)	July 31, 2020

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.